Capital Stock	12 Months Ended
Dec. 31, 2013
Notes To Financial Statements [Abstract]
Capital stock

9 – Capital stock

A. Authorized capital stock

The authorized capital stock of the Company is as follows:

  Unlimited number of Common Shares, without par value

  Unlimited number of Class A Preferred Shares, without par value, issuable in series

  Unlimited number of Class B Preferred Shares, without par value, issuable in series

B. Issued and outstanding common shares

Common stock split

On October 22, 2013, the Board of Directors of the Company approved a two-for-one common stock split in the form of a stock dividend of one additional common share of CN for each share outstanding, which was paid on November 29, 2013, to shareholders of record on November 15, 2013. All share and per share data presented herein reflect the impact of the stock split.

The following table provides the activity of the issued and outstanding common shares of the Company for the years ended December 31, 2013, 2012 and 2011:

In millions	Year ended December 31,	2013	2012	2011
Issued and outstanding common shares at beginning of year		856.8	884.2	918.7
Number of shares repurchased through buyback programs		(27.6)	(33.8)	(39.8)
Stock options exercised		1.4	6.4	5.3
Issued and outstanding common shares at end of year		830.6	856.8	884.2

Share repurchase programs

On October 22, 2012, the Board of Directors of the Company approved a share repurchase program which allowed for the repurchase of up to $1.4 billion in common shares, not to exceed 36.0 million common shares, between October 29, 2012 and October 28, 2013 pursuant to a normal course issuer bid at prevailing market prices plus brokerage fees, or such other prices as may be permitted by the Toronto Stock Exchange. The Company repurchased a total of 29.4 million common shares for $1.4 billion under this share repurchase program.

       On October 22, 2013, the Board of Directors of the Company approved a new share repurchase program which allows for the repurchase of up to 30.0 million common shares, between October 29, 2013 and October 23, 2014 pursuant to a normal course issuer bid at prevailing market prices plus brokerage fees, or such other prices as may be permitted by the Toronto Stock Exchange.

       The following table provides the information related to the share repurchase programs for the years ended December 31, 2013, 2012 and 2011:

In millions, except per share data	Year ended December 31,	2013	2012	2011
Number of common shares (1)		27.6	33.8	39.8
Weighted-average price per share (2)		$50.65	$41.36	$35.67
Amount of repurchase		$1,400	$1,400	$1,420
(1)	Includes common shares purchased in the first and fourth quarters of 2013, 2012 and 2011 pursuant to private agreements between the Company and arm’s-length third-party sellers.
(2) Includes brokerage fees.